Supplemental Cash Flow Information	12 Months Ended
Oct. 31, 2022
Disclosure of cash flow statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
16.	SUPPLEMENTAL CASH FLOW INFORMATION

As at October 31, 2022, cash and cash equivalents consist of guaranteed investment certificates of $66,077 (2021 – $44,971) and $358,047 in cash (2021 - $3,761,320) held in bank accounts.

	For the Year Ended October 31, 2022	For the Period from February 5, 2021 to October 31, 2021

Interest paid	—	$—
Income taxes paid	—	—
Non-cash investing and financing activities
Shares issued to agent	36,635	$—
Offering costs included in accounts payable and liabilities	—	53,725
Right-of-use assets recognized (Note 11)	319,521	—
Acquisition of assets for common shares	—	1,367,668
Shares issued to finder	—	323,913
Warrants issued pursuant to the September and Distribution Agreement	—	284,500